Schedule II - Cash Flow Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 2,621		$ 2,405		$ 3,327
Cash flows from investing activities:
Available-for-sale securities	10,566		10,762		11,929
Other invested assets	1,888		4,615		1,787
Maturities of fixed maturity securities available for sale	9,621		20,420		15,507
Principal payments received on mortgage and other loans receivable	7,814		6,646		5,961
Other invested assets	(1,662)		(2,498)		(1,962)
Mortgage and other loans receivable issued	(14,203)		(7,930)		(5,486)
Acquisition of businesses, net of cash and restricted cash acquired	107		0		0
Net cash used in investing activities	(7,253)		(1,967)		(7,909)
Cash flows from financing activities:
Dividends paid on common stock	(876)		0		0
Issuance of long-term debt	7,451		0		0
Issuance of short-term debt	1,512		345		0
Repayments of short-term debt	(8,312)		(248)		0
Distributions to AIG	0		(1,543)		(472)
Distributions to Class B shareholder	0		(34)		0
Contributions from AIG	146		296		317
Net cash provided by (used in) financing activities	4,674		(753)		4,666
Cash and restricted cash at beginning of year	601		918		827
Cash and restricted cash at end of year	633		601		918
Supplementary Disclosure of Consolidated Cash Flow Information
Cash	$ 552	[1]	$ 537	[1]	$ 654
Restricted Cash, Statement of Financial Position [Extensible Enumeration]	Other assets		Other assets		Other assets
Total cash and restricted cash shown in the Consolidated Statements of Cash Flows	$ 633		$ 601		$ 918
Income tax authorities	1,101		1,913		1,915
Intercompany non-cash financing and investing activities:
Non-cash capital distributions	0		12,197		44
Non-cash capital contributions	0		728		85
Net change in derivative assets and liabilities	(754)		(507)		1,234
Other assets
Supplementary Disclosure of Consolidated Cash Flow Information
Restricted cash included in Other assets	12		7
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	1,149		519		405
Cash flows from investing activities:
Contributions to subsidiaries	0		0		(135)
Available-for-sale securities	1		132		2
Other invested assets	0		232		187
Maturities of fixed maturity securities available for sale	0		86		13
Principal payments received on mortgage and other loans receivable	0		61		59
Other invested assets	0		(23)		(7)
Mortgage and other loans receivable issued	0		(26)		(17)
Acquisition of businesses, net of cash and restricted cash acquired	107		0		0
Net change in short-term investments	(1,034)		54		(191)
Net cash used in investing activities	(917)		516		(89)
Cash flows from financing activities:
Dividends paid on common stock	(876)		0		0
Issuance of long-term debt	7,451		0		0
Issuance of short-term debt	1,500		0		0
Repayments of short-term debt	(8,300)		0		0
Distributions to AIG	0		(1,008)		(450)
Distributions to Class B shareholder	0		(34)		0
Contributions from AIG	0		0		135
Net cash provided by (used in) financing activities	(225)		(1,042)		(315)
Net increase (decrease) in cash and restricted cash	7		(7)		1
Cash and restricted cash at beginning of year	2		9		8
Cash and restricted cash at end of year	9		2		9
Supplementary Disclosure of Consolidated Cash Flow Information
Cash	9		2		0
Restricted cash included in Other assets	0		0		9
Total cash and restricted cash shown in the Consolidated Statements of Cash Flows	9		2		9
Income tax authorities	116		32		39
Intercompany non-cash financing and investing activities:
Non-cash capital distributions	0		12,144		0
Non-cash capital contributions	0		403		126
Net change in derivative assets and liabilities	$ 223		$ 0		$ 0

[1]	See Note 9 for details of balances associated with variable interest entities